EMPLOYEE BENEFIT PLANS, Rollforward of Change in Benefit Obligation (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation (PBO) at beginning of period	$ 528,858	$ 504,076	$ 545,128
Service cost	594	29	655	$ 856
Interest cost	4,109	6,705	12,984	12,914
Actuarial loss (gain)	(5,545)	34,618	9,702
Benefit payments and expenses	(11,394)	(13,882)	(28,593)
Plan amendments	0	0	3,020
Effect of exchange rate changes	(21,630)	(2,688)	(38,820)
Projected benefit obligation (PBO) at end of period	$ 494,992	$ 528,858	$ 504,076	$ 545,128